DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments, Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (502)	$ (63)	$ (249)
Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	30	259	(182)
Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(491)	(284)	(67)
Funds withheld arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (41)	$ (38)	$ 0